UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		January 22, 2007


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:   $209,465,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4974    88590 SH       SOLE                    88365
ACCENTURE LTD CL A             COM              G1150G111     4201   116610 SH       SOLE                   116310
ALTRIA GROUP                   COM              02209S103     3565    47170 SH       SOLE                    46895
APPLE INC                      COM              037833100     8841    44635 SH       SOLE                    44460
BAKER HUGHES INC.              COM              057224107      225     2780 SH       SOLE                     2780
BANK OF AMERICA CORP           COM              060505104     6757   163755 SH       SOLE                   163755
BANK OF NEW YORK MELLON CORP   COM              064058100     4435    90952 SH       SOLE                    90517
BEST BUY COMPANY INC           COM              086516101     6560   124599 SH       SOLE                   124299
BOEING CO                      COM              097023105      245     2800 SH       SOLE                     2800
BROADCOM CORP CL A             COM              111320107      235     8977 SH       SOLE                     8977
CITY NATIONAL CORP             COM              178566105      334     5605 SH       SOLE                     5605
COSTCO COMPANIES INC           COM              22160K105     4881    69971 SH       SOLE                    69821
CVS/CAREMARK CORPORATION       COM              126650100     8266   207960 SH       SOLE                   207485
DISNEY (WALT)                  COM              254687106      253     7825 SH       SOLE                     7825
EATON CORP                     COM              278058102     4694    48415 SH       SOLE                    48290
EMERSON ELEC CO COM            COM              291011104     4335    76515 SH       SOLE                    76135
EQUITABLE RESOURCES            COM              294549100     5288    99245 SH       SOLE                    98995
FORTUNE BRANDS INC             COM              349631101     3747    51785 SH       SOLE                    51785
GENENTECH INC COM NEW          COM              368710406      223     3323 SH       SOLE                     3323
GOLDMAN SACHS GROUP            COM              38141g104     4796    22300 SH       SOLE                    22250
GOOGLE INC CL A                COM              38259p508      373      540 SH       SOLE                      540
HONEYWELL INC COM              COM              438516106     5660    91935 SH       SOLE                    91500
IBM                            COM              459200101     6732    62275 SH       SOLE                    61975
INTL GAME TECH                 COM              459902102      293     6670 SH       SOLE                     6670
ISHARES TR MSCI EMERG MKT      COM              464287234     2439    16225 SH       SOLE                    16155
JOHNSON & JOHNSON              COM              478160104     5826    87348 SH       SOLE                    87118
JOHNSON CONTROLS INC           COM              478366107     6221   172610 SH       SOLE                   172160
JP MORGAN CHASE & CO           COM              46625H100     7403   169589 SH       SOLE                   169114
KRAFT FOODS INC CL A           COM              50075n104      880    26981 SH       SOLE                    26821
L-3 COMMUNICATIONS             COM              502424104      481     4545 SH       SOLE                     4545
LOCKHEED MARTIN                COM              539830109     6310    59945 SH       SOLE                    59795
LOWES COS INC COM              COM              548661107      232    10235 SH       SOLE                    10235
MONSANTO CO NEW COM            COM              61166w101     9334    83568 SH       SOLE                    83253
NYMEX HOLDINGS INC.            COM              62948n104      273     2045 SH       SOLE                     2045
PATRIOT COAL CORP COM          COM              70336t104      552    13225 SH       SOLE                    13225
PEABODY ENERGY CORP            COM              704549104     8189   132860 SH       SOLE                   132315
PENNEY J C INC COM             COM              708160106     6195   140835 SH       SOLE                   139900
PEPSICO INC                    COM              713448108     6612    87112 SH       SOLE                    86912
POWERSHARES QQQ TRUST UNIT SER COM              73935a104      251     4905 SH       SOLE                     4905
PRAXAIR INC                    COM              74005P104     8569    96593 SH       SOLE                    96238
PROCTER & GAMBLE CO            COM              742718109     6604    89945 SH       SOLE                    89470
QUALCOMM INC COM               COM              747525103     4043   102734 SH       SOLE                   102734
QUEST DIAGNOSTICS              COM              74834l100      252     4760 SH       SOLE                     4760
QUESTAR CORP                   COM              748356102     5441   100570 SH       SOLE                   100070
ROPER INDUSTRIES               COM              776696106      458     7320 SH       SOLE                     7320
STERICYCLE INC COM             COM              858912108      573     9645 SH       SOLE                     9645
TARGET CORP COM                COM              87612E106     3431    68615 SH       SOLE                    68415
TEVA PHARMACEUTICALS           COM              881624209      476    10249 SH       SOLE                    10249
TEXAS INSTRUMENTS INC          COM              882508104      276     8250 SH       SOLE                     8250
TRANSOCEAN SEDCO               COM              G90073100     4828    33726 SH       SOLE                    33571
UNITED TECHNOLOGIES            COM              913017109     6017    78615 SH       SOLE                    78270
VALERO ENERGY CORP COM         COM              91913Y100     4837    69064 SH       SOLE                    68914
WEATHERFORD INTL INC           COM              G95089101      327     4760 SH       SOLE                     4760
WELLS FARGO & CO-NEW           COM              949746101     7124   235975 SH       SOLE                   235275
XTO ENERGY                     COM              98385x106      315     6133 SH       SOLE                     6133
NINTENDO CO LTD-ADR NEW        ADR              654445303      640     8545 SH       SOLE                     8545
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4145    81192 SH       SOLE                    80992